Financial instruments - Liabilities Mature (Detail) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Long-term debt obligations	CAD 3,901,265
Convertible Debentures	358,619
Advances in aid of construction	105,191
Interest on long-term debt	806,225
Purchase obligations	398,910
Environmental obligation	76,853	CAD 78,495
Other obligations	79,836
Total obligations	5,835,724
Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	95,404
Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	13,385
Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	36
Due less than 1 year
Derivative [Line Items]
Long-term debt obligations	1,871,864
Convertible Debentures	0
Advances in aid of construction	3,140
Interest on long-term debt	194,831
Purchase obligations	398,910
Environmental obligation	4,043
Other obligations	32,624
Total obligations	2,509,590
Due less than 1 year | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	4,144
Due less than 1 year | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	0
Due less than 1 year | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	34
Due 2 to 3 years
Derivative [Line Items]
Long-term debt obligations	745,301
Interest on long-term debt	152,976
Environmental obligation	23,933
Other obligations	0
Total obligations	943,257
Due 2 to 3 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	7,660
Due 2 to 3 years | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	13,385
Due 2 to 3 years | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	2
Due 4 to 5 years
Derivative [Line Items]
Long-term debt obligations	304,890
Interest on long-term debt	110,718
Environmental obligation	7,123
Other obligations	0
Total obligations	472,089
Due 4 to 5 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	49,358
Due 4 to 5 years | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	0
Due after 5 years
Derivative [Line Items]
Long-term debt obligations	979,210
Convertible Debentures	358,619
Advances in aid of construction	102,051
Interest on long-term debt	347,700
Environmental obligation	41,754
Other obligations	47,212
Total obligations	1,910,788
Due after 5 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	CAD 34,242